Prepayments and Other Assets, Current and Non-Current (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Prepayments and Other Assets, Current and Non-Current (Details) [Line Items]
Loans received from third party		$ 500,051
Compensation and wrote off compensation receivable	$ 198,866
Third Parties [Member]
Prepayments and Other Assets, Current and Non-Current (Details) [Line Items]
Outstanding balance	12 months